INTANGIBLES	12 Months Ended
Dec. 31, 2012
Intangibles
INTANGIBLES
9.  INTANGIBLES

The following table summarizes Newcastle’s intangibles related to its senior living real estate:

	December 31, 2012			December 31, 2011

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
In-place resident lease intangibles	$22,711	$(4,205)	$18,506	$—	$—	$—
Non-compete intangibles	600	(20)	580	—	—	—
Total intangibles	$23,311	$(4,225)	$19,086	$—	$—	$—

The unamortized balance of in-place lease and other intangible assets at December 31, 2012 will be charged to depreciation and amortization expense through 2017 as follows:

2013	$11,475
2014	7,271
2015	120
2016	120
2017	100
Thereafter	—
$19,086